Financial risk management (Tables)	12 Months Ended
Jun. 30, 2026
Disclosure Of Financial Risk Management [Abstract]
Disclosure of Exposure to Financial Risks
This note explains the Group’s exposure to financial risks and how these risks could affect the Group’s future financial performance. Current year profit and loss information has been included where relevant to add further context.

Risk	Exposure arising from	Measurement	Management
Market risk – currency risk	Future commercial transactions Recognized financial assets and liabilities not denominated in the functional currency of each entity within the Group	Cash flow forecasting Sensitivity analysis Balance sheet analysis	The future cash flows of each currency are forecast and the quantum of cash reserves held for each currency are managed in line with future forecasted requirements. Cross currency swaps are undertaken as required.

Natural hedges are utilized to offset exchange rate movements between the asset and liability and to reduce foreign exchange gains and losses in the Consolidated Income Statement.

Market risk – interest rate risk	Term deposits at fixed rates Cash deposits at variable rates	Sensitivity analysis	Vary length of term deposits, utilize interest bearing accounts and periodically review interest rates available to ensure we earn interest at market rates.

Market risk – price risk	Long-term borrowings	Sensitivity analysis	The NovaQuest borrowing was fully repaid during the year. Accordingly, the Group had no exposure to price risk associated with the NovaQuest financing arrangement at June 30, 2026.

Market risk – margin risk (gross to net)	Variable consideration deducted from gross product sales in arriving at product sales, net.	Sensitivity analysis on gross to net percentage; monitoring of actual claims and settlements against accrued balances.	The Group performs monthly review and true-up of gross to net reserves against actual claims data, conducts independent review of channel and utilization data, and maintains internal controls over the recognition and release of gross to net accruals.

Market risk - share price risk	Warrant liability	Sensitivity analysis	The future exercise of warrants will not impact the Group's future cash flows significantly given the warrants will be paid in shares upon exercise. Therefore there are no significant cashflow risks associated with these warrants. The Group monitors the profit or loss impact that share price movements have on the valuation of the warrant liability each period.

Credit risk	Cash and cash equivalents, trade and other receivables and other non-current assets	Aging analysis Credit ratings	Transact primarily with the best risk rated banks available in each region giving consideration to the products required, the quantum of cash reserves held and future forecasted requirements

The Group manages credit risk relating to trade receivables through the implementation of credit policies and procedures.

Liquidity risk	Cash and cash equivalents, borrowings, trade payables, lease liabilities and contingent consideration	Rolling cash flow forecasts	Future cash flows requirements are forecasted and capital raising strategies are planned to ensure sufficient cash balances are maintained to meet the Group’s future commitments.

Schedule of Balances Held at the End of Year with an Analysis which Assesses Impact on Profit and Loss Due to Change in Exchange Rate
The balances held at the end of the year that give rise to currency risk exposure are presented in US$ in the following table, together with a sensitivity analysis which assesses the impact that a change of +/-20% in the exchange rate as of June 30, 2026 and June 30, 2025 would have had on the Group’s reported net profits/(losses) and/or equity balance. The bank balances held at the end of the year that are presented in the following table give rise to currency risk exposure as they are not in the functional currency of the entity in which it is held.

		+20%	-20%
(in U.S. dollars, in thousands, unless otherwise noted) As of June 30, 2026	Foreign currency balance held	Profit/(Loss) US$	Profit/(Loss) US$
Bank accounts – USD	US$75,559	$15,112	$(15,112)
Bank accounts – CHF	CHF308	$76	$(76)
Bank accounts – SGD	S$362	$56	$(56)
Bank accounts – EUR	EUR42	$9	$(9)
Trade and other receivables - USD	US$47	$9	$(9)
Trade and other receivables - SGD	S$481	$74	$(74)
Trade and other receivables - CHF	CHF8	$2	$(2)
Trade and other receivables - EUR	EUR88	$20	$(20)
Trade payables and accruals - USD	(US$1,274)	$(255)	$255
Trade payables and accruals - AUD	(A$513)	$(70)	$70
Trade payables and accruals - SGD	(S$123)	$(19)	$19
Trade payables and accruals - GBP	(GBP41)	$(11)	$11
Trade payables and accruals - EUR	(EUR7)	$(2)	$2
Trade payables and accruals - CHF	(CHF65)	$(16)	$16
Provisions – USD	(US$1,750)	$(350)	$350
Borrowings – USD	(USD119,235)	$(23,847)	$23,847
		$(9,212)	$9,212

		+20%	-20%
(in U.S. dollars, in thousands, unless otherwise noted) As of June 30, 2025	Foreign currency balance held	Profit/(Loss) US$	Profit/(Loss) US$
Bank accounts – USD	US$95	$19	$(19)
Bank accounts – CHF	CHF93	$23	$(23)
Bank accounts – SGD	S$236	$37	$(37)
Bank accounts – EUR	EUR29	$7	$(7)
Trade and other receivables - USD	US$48	$10	$(10)
Trade and other receivables - SGD	S$191	$30	$(30)
Trade and other receivables - CHF	CHF4	$1	$(1)
Trade and other receivables - EUR	EUR101	$24	$(24)
Trade payables and accruals - USD	(US$1,376)	$(275)	$275
Trade payables and accruals - AUD	(A$458)	$(60)	$60
Trade payables and accruals - SGD	(S$177)	$(28)	$28
Trade payables and accruals - GBP	(GBP42)	$(12)	$12
Trade payables and accruals - CHF	(CHF61)	$(15)	$15
Provisions – USD	(US$1,750)	$(350)	$350
		$(589)	$589

Schedule of Deposits Held which Derive Interest Revenue with Maximum and Minimum Interest Rates Being Earned
The deposits held which derive interest revenue are described in the table below, together with the maximum and minimum interest rates being earned as of June 30, 2026 and June 30, 2025. The effect on profit is shown if interest rates change by 10%, in either direction, is as follows:

	As of June 30, 2026			As of June 30, 2025
(in U.S. dollars, in thousands, except percent data)	Low	High	US$	Low	High	US$
Funds invested – US$	1.21%	3.62%	70,300	4.18%	4.18%	117,902
Rate increase by 10%	1.33%	3.98%	216	4.60%	4.60%	493
Rate decrease by 10%	1.09%	3.26%	(216)	3.76%	3.76%	(493)

	As of June 30, 2026			As of June 30, 2025
(in Australian dollars, in thousands, except percent data)	Low	High	A$	Low	High	A$
Funds invested – A$	3.85%	4.93%	1,395	3.35%	4.21%	49,235
Rate increase by 10%	4.24%	5.42%	6	3.69%	4.63%	185
Rate decrease by 10%	3.47%	4.44%	(6)	3.02%	3.79%	(185)

Summary of Borrowing to Price Rate Changes
The NovaQuest borrowing was fully repaid during the year. Accordingly, the Group had no exposure to price risk associated with the NovaQuest financing arrangement at June 30, 2026.

	As of June 30, 2026		As of June 30, 2025
(in U.S. dollars, in thousands, except percent data)	Total	% of total borrowings	Total	% of total borrowings
Financial liabilities
Current borrowings
Borrowings – NovaQuest	—	—%	11,153	9%
Non-current borrowings
Borrowings – NovaQuest	—	—%	67,739	56%
	—	—%	78,892	65%

Schedule of Increase/Decrease of Share Price
The table below summarizes the impact of the increase/decrease of Mesoblast's share price on the Group's profit or loss during the period, based on the assumption that the share price had increased/decreased by 10% and 10% with all other variables held constant as of June 30, 2026 and June 30, 2025 respectively.

(in U.S. dollars, in thousands)	As of June 30, 2026	As of June 30, 2025
Financial liabilities
Warrant liability	8,912	5,724
Financial derivative liability	—	10,262
Impact on profit or (loss)
Share price increase by 10% (2025: 10%) - Warrant liability	(1,274)	(767)
Share price decrease by 10% (2025: 10%) - Warrant liability	1,241	751
Share price increase by Nil (2025: 10%) - Financial derivative liability	—	873
Share price decrease by Nil (2025: 10%) - Financial derivative liability	—	(925)

Schedule of Group's Receivables
Credit risk is the risk that one party to a financial instrument will fail to discharge its obligation and cause financial loss to the other party. The maximum exposure to credit risk at the end of the reporting period is the carrying amount of each class of financial assets. The Group’s receivables are tabled below.

	As of June 30,
(in U.S. dollars, in thousands)	2026	2025
Cash and cash equivalents
Deposits at call (Note 5(a)) - minimum A rated	55,524	393
Cash at bank (Note 5(a)) - minimum A rated	47,390	161,158
Trade and other receivables
Receivable from other parties (non-rated)	57,075	13,911
Receivable from the Singapore Government (Goods and Services Tax)	372	150
Receivable from the Australian Government (Goods and Services Tax)	180	587
Receivable from the Australian Government (Foreign Withholding Tax)	20	22
Receivable from the Swiss Government (Value-Added Tax)	10	4
Receivable from the United Kingdom Government (Foreign Withholding Tax)	2	2
Receivable from minimum A rated bank deposits (interest)	1	2
Other non-current assets
Minimum A rated bank deposits (held as security)	1,205	1,297

Schedule of Maturity Profile of Anticipated Future Contractual Cash Flows Borrowings and Carrying Value
As of June 30, 2026, the maturity profile of the anticipated future contractual cash flows, on an undiscounted basis, and which, therefore differs from the carrying value, is as follows:

(in U.S. dollars, in thousands)	Within 1 year	Between 1-2 years	Between 2-5 years	Over 5 years	Total contractual cash flows	Carrying amount
Borrowings(1)	(11,111)	(10,167)	(150,333)	—	(171,611)	(119,235)
Trade payables	(46,806)	—	—	—	(46,806)	(46,806)
Lease liabilities	(3,432)	(2,587)	(2,920)	(36)	(8,975)	(8,099)
	(61,349)	(12,754)	(153,253)	(36)	(227,392)	(174,140)
(1)Contractual cash flows include payments of principal, interest and other charges. Interest is calculated based on debt held at June 30, 2026.